Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2024
Additional information - Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2024	2023	2022
	£’000	£’000	£’000
Operating expenses	(10,866)	(13,788)	(4,325)
Exceptional items	(43,324)	—	—
Income from shares in group undertakings	—	—	33,553
Finance income	2,509	113	124
(Loss)/profit before income tax	(51,681)	(13,675)	29,352
Income tax expense	—	—	(1)
(Loss)/profit for the year	(51,681)	(13,675)	29,351

Statement of condensed balance sheet

	As of 30 June
	2024	2023
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Amounts owed by subsidiaries	136,547	—
Other receivables	91	90
Cash and cash equivalents	372	715
	137,010	805
Total assets	456,275	320,070

EQUITY AND LIABILITIES
Equity
Share capital	55	53
Share premium	227,361	68,822
Treasury shares	(21,305)	(21,305)
Retained earnings	195,382	246,187
	401,493	293,757
Current liabilities
Amounts owed to subsidiaries	46,930	21,677
Other payables	7,852	4,636
	54,782	26,313
Total equity and liabilities	456,275	320,070

Statement of condensed statement of changes in equity

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2021	53	68,822	(21,305)	262,113	309,683
Profit for the year	—	—	—	29,351	29,351
Total comprehensive income for the year	—	—	—	29,351	29,351
Equity-settled share based payments	—	—	—	198	198
Dividends paid	—	—	—	(33,553)	(33,553)
Balance at 30 June 2022	53	68,822	(21,305)	258,109	305,679
Loss for the year	—	—	—	(13,675)	(13,675)
Total comprehensive income for the year	—	—	—	(13,675)	(13,675)
Equity-settled share based payments	—	—	—	1,753	1,753
Balance at 30 June 2023	53	68,822	(21,305)	246,187	293,757
Loss for the year	—	—	—	(51,681)	(51,681)
Total comprehensive loss for the year	—	—	—	(51,681)	(51,681)
Proceeds from issue of shares	2	158,539	—	—	158,541
Equity-settled share based payments	—	—	—	876	876
Balance at 30 June 2024	55	227,361	(21,305)	195,382	401,493

Statement of condensed statement of cash flows

	Year ended 30 June
	2024	2023	2022
	£’000	£’000	£’000
Cash flows from operating activities
(Loss)/profit before income tax	(51,681)	(13,675)	29,352
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	875	1,753	198
Foreign exchange losses/(gains) on operating activities	1	116	(35)
Changes in working capital:
Other receivables	(1)	957	150
Amounts owed by subsidiaries	(3,371)	—	—
Other payables	3,216	11,549	3,837
Amounts due to subsidiaries	25,253	—	—
Tax paid	—	—	(1)
Net cash (outflow)/inflow from operating activities	(25,708)	700	33,501
Cash flows from financing activities
Proceeds from issue of shares	158,541	—	—
Dividends paid	—	—	(33,553)
Net cash inflow/(outflow) from financing activities	158,541	—	(33,553)
Cash flows from investing activities
Loans advanced to subsidiaries	(133,175)	—	—
Net cash outflow from investing activities	(133,175)	—	—
Effect of exchange rate changes on cash and cash equivalents	(1)	(116)	35
Net (decrease)/increase in cash and cash equivalents	(343)	584	(17)
Cash and cash equivalents at beginning of year	715	131	148
Cash and cash equivalents at end of year	372	715	131

Statement of reconciliation of parent and consolidated financial information

	2024	2023	2022
	£’000	£’000	£’000
IFRS (loss)/profit reconciliation:
Parent only — IFRS (loss)/profit for the year	(51,681)	(13,675)	29,351
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(61,478)	(15,003)	(144,861)
Consolidated IFRS loss for the year	(113,159)	(28,678)	(115,510)

IFRS equity reconciliation:
Parent only — IFRS equity	401,493	293,757	305,679
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(256,603)	(189,807)	(178,171)
Consolidated — IFRS equity	144,890	103,950	127,508